UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                            Oppenheimer Bond Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================

Oppenheimer Bond Fund/VA

                                                                      Principal
                                                                         Amount                          Value
---------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--16.8%
Bank One Auto Securitization Trust, Automobile Receivable
Certificates, Series 2003-1, Cl. A2, 1.29%, 8/21/06                $  2,066,119                 $    2,062,257
---------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                3,190,000                      3,183,832
---------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-
Backed Certificates:
Series 2003-B, Cl. AF1, 1.64%, 2/25/18                                   84,770                         84,714
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                1,302,138                      1,300,829
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                  145,626                        145,309
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                              1,280,000                      1,280,000
---------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                  727,572                        729,477
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                1,710,000                      1,712,243
Series 2003-3, Cl. 1A1, 1.92%, 8/25/17 2                                391,307                        391,544
Series 2003-4, Cl. 1A1, 1.96%, 9/25/17 2                              1,650,008                      1,651,070
---------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan
Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                   700,000                        708,280
Series 2003-A, Cl. A2, 1.26%, 1/16/06                                   402,987                        403,055
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                 1,043,323                      1,042,839
---------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed
Nts., Series 2004-DFS, Cl. A2, 2.66%, 9/29/06 3                       1,840,000                      1,839,825
---------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations:
Series 2003-2, Cl. AF1, 1.94%, 5/25/33 2                                631,547                        631,927
Series 2003-3, Cl. AF1, 1.96%, 8/25/33 2                              1,198,005                      1,198,794
---------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg.
Obligations, Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34                3,247,000                      3,247,000
---------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-
Through Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                 2,944,344                      2,944,680
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                 5,813,616                      5,809,278
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                                  670,000                        670,000
---------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-
Through Certificates, Series 2004-A, Cl. A2, 2.13%, 10/15/06          1,100,000                      1,098,792
---------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/15/07                                   452,127                        452,127
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                 3,060,485                      3,053,225
---------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile
Receivable Obligations:
Series 2003-2, Cl. A2, 1.34%, 12/21/05                                1,287,101                      1,287,214
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                 4,256,195                      4,252,579
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                 4,501,202                      4,495,788
---------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06                                2,073,585                      2,071,130
---------------------------------------------------------------------------------------------------------------
Lease Investment Flight Trust, Collateralized Aviation
Obligations, Series 1A, Cl. D2, 8%, 7/15/31 1                         5,550,297                         55,503
---------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed
Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31 1                4,200,681                      4,305,698
---------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                1,981,716                      1,985,639
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                 3,719,747                      3,717,204
---------------------------------------------------------------------------------------------------------------
MSF Funding LLC, Collateralized Mtg. Obligations,
Series 2000-1, Cl. C, 9.19%, 7/25/07 1,2                                602,879                         24,115
---------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile
Receivable Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07         1,490,000                      1,485,821
---------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations,
Series 1999-I, Cl. ECFD, 8.75%, 1/25/29 1                             3,370,016                        899,373
---------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations,
Series 2003-A, Cl. A2, 1.69%, 12/15/05                                1,888,085                      1,889,080
---------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile
Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                  641,095                        646,860
Series 2003-B, Cl. A2, 1.20%, 11/15/05                                  662,257                        662,528
---------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg.
Obligations, Series 2004-3, Cl. A2, 1.982%, 11/25/34 2,3              1,280,000                      1,280,000
---------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities,
Series 2001-A, 6.79%, 6/1/10                                          1,930,000                      1,941,715
---------------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile
Mtg.-Backed Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                   547,055                        549,406
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                 2,370,411                      2,369,703
---------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-
Backed Nts.:
Series 2001-2, Cl. A4, 3.91%, 4/16/07                                   656,500                        659,650
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                  940,608                        942,258
Series 2003-1, Cl. A2, 1.22%, 4/17/06                                   832,372                        832,503
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                 2,270,000                      2,271,159
---------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease
Asset-Backed Securities, Series 2004-A, Cl. A2,
2.47%, 1/22/07                                                        2,190,000                      2,188,289
---------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile
Loan Receivable Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                                  910,961                        910,575
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                 2,540,300                      2,537,608
---------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable
Nts., Series 2004-B, Cl. A2, 2.40%, 5/21/07                           1,620,000                      1,621,202
---------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg.
Obligations, Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                  3,620,000                      3,620,000
---------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable
Certificates, Series 2003-1, Cl. A2A, 1.40%, 4/15/06                  3,805,008                      3,801,216
                                                                                                ---------------
Total Asset-Backed Securities (Cost $96,054,019)                                                    88,944,913

---------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--67.3%
---------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--59.9%
---------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--59.7%
Federal Home Loan Mortgage Corp.:
5%, 10/1/34 3                                                         5,153,000                      5,103,078
5.50%, 1/1/34                                                         1,681,459                      1,707,116
7%, 10/1/34 3                                                        25,180,000                     26,706,538
7%, 11/1/32-11/1/33                                                   7,874,338                      8,370,431
8%, 4/1/16                                                            1,619,105                      1,726,526
9%, 8/1/22-5/1/25                                                       446,689                        501,378
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized
Mtg. Obligations, Pass-Through Participation Certificates,
Series 151, Cl. F, 9%, 5/15/21                                           78,479                         78,581
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate
Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2500, Cl. FD, 2.209%, 3/15/32 2                                  932,343                        934,367
Series 2526, Cl. FE, 2.109%, 6/15/29 2                                1,226,410                      1,229,912
Series 2551, Cl. FD, 2.109%, 1/15/33 2                                1,004,731                      1,008,986
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. IO, (0.688)%, 6/1/26 4                                1,407,292                        259,718
Series 183, Cl. IO, (1.514)%, 4/1/27 4                                2,224,335                        422,053
Series 184, Cl. IO, 0.815%, 12/1/26 4                                 2,230,318                        407,967
Series 192, Cl. IO, 5.662%, 2/1/28 4                                    538,197                         93,516
Series 200, Cl. IO, 5.208%, 1/1/29 4                                    656,247                        122,100
Series 206, Cl. IO, (19.041)%, 12/1/29 4                              1,527,527                        260,919
Series 2130, Cl. SC, 17.914%, 3/15/29 4                               1,485,208                        154,520
Series 2796, Cl. SD, 26.12%, 7/15/26 4                                2,291,564                        250,069
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 7.018%, 6/1/26 5                                    573,352                        507,306
Series 217, Cl. PO, 8.479%, 1/1/32 5                                    660,331                        570,048
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Structured Pass-
Through Securities, Collateralized Mtg. Obligations,
Series T-42, Cl. A2, 5.50%, 2/25/42                                       1,529                          1,528
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/19 3                                                     12,307,000                     12,264,689
5%, 10/1/19-10/1/34 3                                                25,018,000                     25,090,895
5.50%, 7/1/33-3/1/34                                                 15,863,301                     16,111,159
5.50%, 10/1/19-10/1/34 3                                             41,148,996                     42,364,357
6%, 11/1/34                                                          10,159,000                     10,470,119
6.50%, 3/1/11                                                            67,861                         71,929
6.50%, 10/1/34 3                                                     29,916,000                     31,383,739
7%, 10/1/34 3                                                        91,832,000                     97,370,572
7%, 11/1/25-7/1/34                                                   11,425,934                     12,134,391
7.50%, 1/1/08-1/1/26                                                    157,342                        168,328
8%, 5/1/17                                                               16,783                         18,392
8.50%, 7/1/32                                                           256,744                        279,318
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg.
Obligations, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 131, Cl. G, 8.75%, 11/25/05                                        30,858                         31,486
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                  2,904,929                      3,067,276
Trust 2001-70, Cl. LR, 6%, 9/25/30                                    1,320,958                      1,353,210
Trust 2001-72, Cl. NH, 6%, 4/25/30                                    1,129,363                      1,154,318
Trust 2001-74, Cl. PD, 6%, 5/25/30                                      474,147                        483,119
Trust 2002-50, Cl. PD, 6%, 9/25/27                                    1,526,723                      1,535,172
Trust 2002-77, Cl. WF, 2.211%, 12/18/32 2                             1,657,451                      1,662,668
Trust 2003-81, Cl. PA, 5%, 2/25/12                                      846,571                        853,599
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Trust
1989-17, Cl. E, 10.40%, 4/25/19                                         134,196                        146,910
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 19.181%, 4/25/32 4                             3,030,341                        286,014
Trust 2002-51, Cl. S, 19.54%, 8/25/32 4                               2,781,863                        262,804
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, (3.48)%, 6/1/23 4                                   4,153,306                        721,499
Trust 240, Cl. 2, (2.32)%, 9/1/23 4                                   4,849,841                        933,819
Trust 252, Cl. 2, (5.194)%, 11/1/23 4                                 3,367,409                        685,647
Trust 254, Cl. 2, (2.401)%, 1/1/24 4                                  1,618,500                        321,096
Trust 273, Cl. 2, (0.778)%, 7/1/26 4                                  1,010,032                        189,897
Trust 303, Cl. IO, (14.58)%, 11/1/29 4                                  652,315                        127,269
Trust 321, Cl. 2, (8.951)%, 3/1/32 4                                  6,762,212                      1,330,057
Trust 334, Cl. 17, (47.305)%, 2/1/33 4                                1,843,697                        316,333
Trust 2001-81, Cl. S, 25.236%, 1/25/32 4                              1,205,206                        113,427
Trust 2002-52, Cl. SD, 14.934%, 9/25/32 4                             3,581,187                        351,330
Trust 2004-54, Cl. DS, 25.553%, 11/25/30 4                            2,517,618                        240,503
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only
Stripped Mtg.-Backed Security, Trust 1993-184,
Cl. M, 10.115%, 9/25/23 5                                             1,100,228                        964,148
                                                                                                ---------------
                                                                                                   315,276,146
---------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
7%, 1/15/09-5/15/09                                                      78,100                         83,131
8.50%, 8/15/17-12/15/17                                                 566,467                        626,921
---------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 21.331%, 1/16/27 4                            2,259,822                        229,110
Series 2002-15, Cl. SM, 15.334%, 2/16/32 4                            2,672,138                        263,198
Series 2004-11, Cl. SM, 18.135%, 1/17/30 4                            2,157,447                        207,188
                                                                                                ---------------
                                                                                                     1,409,548
---------------------------------------------------------------------------------------------------------------
PRIVATE--7.4%
---------------------------------------------------------------------------------------------------------------
COMMERCIAL--6.7%
Asset Securitization Corp., Commercial Mtg. Pass-
Through Certificates, Series 1996-MD6, Cl. A3,
7.689%, 11/13/29 2                                                    1,200,000                      1,315,347
---------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped
Mtg.-Backed Security Collateralized Mtg. Obligations,
Series 1997-D4, Cl. PS1, 5.647%, 4/14/29 4                           43,468,331                      1,724,976
---------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized
Mtg. Obligations Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                4,120,052                      4,250,091
Series 2004-8, Cl. 5A1, 6.50%, 9/25/34                                3,200,000                      3,301,000
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                               2,436,459                      2,442,026
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                               2,496,825                      2,491,638
---------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series 1997-
CTL1, 9.895%, 6/22/24 4                                              25,600,872                        982,615
---------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg.
Obligations, Series 1996-CF1, Cl. A3, 7.861%, 3/13/28 2               1,506,881                      1,554,055
---------------------------------------------------------------------------------------------------------------
First Union/Lehman Brothers/Bank of America, Commercial
Mtg. Pass-Through Certificates, Series 1998-C2, Cl. A2,
6.56%, 11/18/35                                                       1,510,000                      1,641,859
---------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-
Through Certificates, Series 1997-C1, Cl. A3, 6.869%,
7/15/29                                                               1,201,363                      1,295,372
---------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
Interest-Only Stripped Mtg.-Backed Security, Series
1998-C1, Cl. IO, 6.47%, 2/18/30 4                                    20,339,083                        659,015
---------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg.
Obligations, Series 2002-GE1, Cl. A, 2.514%, 7/26/24                    455,773                        423,869
---------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized
Mtg. Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34               2,885,183                      2,896,002
---------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-
Through Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30         1,680,000                      1,841,751
---------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-
Only Commercial Mtg. Pass-Through Certificates,
Series 1999-C1, Cl. X, 8.217%, 5/18/32 4                            385,675,252                      1,655,472
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust,
Collateralized Mtg. Obligations:
Series 2004-N, Cl. A10, 3.803%, 8/25/34 1                             4,313,170                      4,326,648
Series 2004-W, Cl. A2, 4.677%, 11/27/34 3                             2,630,000                      2,647,567
                                                                                                ---------------
                                                                                                    35,449,303
---------------------------------------------------------------------------------------------------------------
OTHER--0.2%
CIT Equipment Collateral, Equipment Receivable-Backed
Nts., Series 2003-EF1, Cl. A2, 1.49%, 12/20/05                          953,196                        953,123
---------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Interest-
Only Stripped Mtg.-Backed Security, Series 1987-3, Cl. B,
26.634%, 10/23/17 4                                                      26,056                          5,761
---------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-
Only Stripped Mtg.-Backed Security, Series 1987-3, Cl. A,
10.294%, 10/23/17 5                                                      38,562                         35,648
                                                                                                ---------------
                                                                                                       994,532
---------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.5%
Structured Asset Securities Corp., Collateralized Mtg.
Obligations Pass-Through Certificates, Series 2002-AL1,
Cl. B2, 3.45%, 2/25/32                                                2,948,403                      2,659,321
                                                                                                ---------------
Total Mortgage-Backed Obligations (Cost $355,519,913)                                              355,788,850

---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--15.6%
Federal Home Loan Mortgage Corp. Unsec. Nts.:
6.625%, 9/15/09                                                      20,535,000                     23,188,512
6.875%, 9/15/10                                                       7,300,000                      8,408,600
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
2.50%, 6/15/06                                                        3,400,000                      3,389,484
3.01%, 6/2/06                                                         5,500,000                      5,512,518
3.125%, 7/15/06                                                       7,120,000                      7,174,596
5.50%, 2/15/06                                                       21,170,000                     22,020,547
7.25%, 5/15/30 6                                                      2,375,000                      2,988,949
---------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds, 7.125%, 5/1/30                      1,850,000                      2,296,760
---------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                       1,122,000                      1,202,294
STRIPS, 8.37%, 2/15/13 7                                              7,605,000                      5,369,921
---------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.25%, 8/15/14                                      903,000                        912,736
                                                                                                ---------------
Total U.S. Government Obligations (Cost $82,243,573)                                                82,464,917

---------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.6%
United Mexican States Nts., 7.50%, 1/14/12 (Cost $2,633,064)          2,610,000                      2,947,995
---------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--39.9%
---------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.9%
---------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Delphi Automotive Systems Corp., 6.50% Nts., 5/1/09                   3,195,000                      3,375,891
---------------------------------------------------------------------------------------------------------------
Lear Corp.:
7.96% Sr. Unsec. Nts., Series B, 5/15/05                              1,170,000                      1,206,684
8.11% Sr. Unsec. Nts., Series B, 5/15/09                              1,327,000                      1,533,646
                                                                                                ---------------
                                                                                                     6,116,221
---------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.8%
American Honda Finance Corp., 3.85% Nts., 11/6/08 8                     815,000                        820,150
---------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 4.75%
Unsec. Nts., 1/15/08                                                  3,645,000                      3,756,752
---------------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                1,500,000                      1,714,829
---------------------------------------------------------------------------------------------------------------
Ford Motor Co., 8.90% Unsec. Unsub. Debs., 1/15/32                      880,000                        990,158
---------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                2,705,000                      2,880,197
---------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                4,220,000                      4,377,554
                                                                                                ---------------
                                                                                                    14,539,640
---------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.8%
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                          1,025,000                      1,136,469
---------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                     2,785,000                      3,008,961
                                                                                                ---------------
                                                                                                     4,145,430
---------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.1%
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11               1,440,000                      1,594,800
---------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/15/11               1,330,000                      1,492,925
---------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                           1,250,000                      1,324,108
---------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                              1,440,000                      1,603,800
                                                                                                ---------------
                                                                                                     6,015,633
---------------------------------------------------------------------------------------------------------------
MEDIA--3.7%
Clear Channel Communications, Inc., 4.625% Sr.
Unsec. Nts., 1/15/08                                                  2,685,000                      2,736,337
---------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 6.40% Sr. Unsec. Nts., 8/1/08               1,805,000                      1,896,885
---------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts., 9/25/06                              1,660,000                      1,654,070
---------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12              2,500,000                      3,191,995
---------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                         2,840,000                      3,561,215
---------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12             1,073,000                      1,394,521
---------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                        357,000                        353,308
3.50% Sr. Unsec. Nts., 10/15/07                                       1,860,000                      1,848,377
---------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                 2,975,000                      3,112,445
                                                                                                ---------------
                                                                                                    19,749,153
---------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Federated Department Stores, Inc., 6.625% Sr. Unsec.
Nts., 9/1/08                                                          1,785,000                      1,959,236
---------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 8% Nts., 3/1/10                                2,640,000                      3,019,500
---------------------------------------------------------------------------------------------------------------
May Department Stores Co. (The), 3.95% Nts., 7/15/07 8                  178,000                        179,504
                                                                                                ---------------
                                                                                                     5,158,240
---------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Gap, Inc. (The), 6.90% Nts., 9/15/07 1                                1,635,000                      1,786,238
---------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.4%
---------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.1%
Food Lion, Inc., 7.55% Nts., 4/15/07                                  1,815,000                      1,977,584
---------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                             4,300,000                      4,792,793
---------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                         3,980,000                      4,093,884
                                                                                                ---------------
                                                                                                    10,864,261
---------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
ConAgra Foods, Inc., 6% Nts., 9/15/06                                 1,320,000                      1,389,161
---------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                            2,070,000                      2,093,052
---------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                 3,275,000                      3,429,573
                                                                                                ---------------
                                                                                                     6,911,786
---------------------------------------------------------------------------------------------------------------
ENERGY--1.5%
---------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                       400,000                        410,000
---------------------------------------------------------------------------------------------------------------
OIL & GAS--1.4%
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                      1,380,000                      1,514,550
---------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                    1,980,000                      2,180,505
---------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                     1,730,000                      2,111,465
---------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts.,
Series B, 6/1/13 8                                                    1,558,714                      1,529,090
                                                                                                ---------------
                                                                                                     7,335,610
---------------------------------------------------------------------------------------------------------------
FINANCIALS--10.3%
---------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                   33,000                         33,532
---------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                           178,000                        196,394
---------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                     1,370,000                      1,389,875
7.75% Unsec. Sub. Nts., 5/1/10                                          123,000                        144,496
                                                                                                ---------------
                                                                                                     1,764,297
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.8%
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                    710,000                        713,453
---------------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                   950,000                        971,693
---------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                 3,080,000                      3,650,367
---------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                         1,430,000                      1,434,204
---------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                       1,660,000                      1,833,309
---------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                    262,000                        286,884
---------------------------------------------------------------------------------------------------------------
MBNA America Bank NA, 5.375% Nts., 1/15/08                            2,050,000                      2,151,145
---------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.125% Nts., 9/10/09                       2,755,000                      2,765,576
---------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                    3,410,000                      3,808,162
---------------------------------------------------------------------------------------------------------------
Volkswagen Credit, Inc., 1.88% Nts., 7/21/05 2,8                      2,695,000                      2,695,148
                                                                                                ---------------
                                                                                                    20,309,941
---------------------------------------------------------------------------------------------------------------
INSURANCE--4.5%
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 8            520,000                        530,344
---------------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                 2,520,000                      3,271,792
---------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375%
Nts., 6/1/06                                                          1,185,000                      1,172,498
---------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 8                  2,554,000                      3,020,179
---------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12               3,185,000                      3,417,957
---------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 8           4,640,000                      5,932,013
---------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 8             4,875,000                      6,217,926
                                                                                                ---------------
                                                                                                    23,562,709
---------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.7%
iStar Financial, Inc.:
4.875% Sr. Unsec. Nts., Series B, 1/15/09                             1,235,000                      1,243,685
8.75% Sr. Unsec. Nts., 8/15/08                                          905,000                      1,041,957
---------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                       1,330,000                      1,357,228
---------------------------------------------------------------------------------------------------------------
Spieker Properties LP, 6.75% Unsec. Unsub. Nts., 1/15/08              2,400,000                      2,644,500
---------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07             2,630,000                      2,761,045
                                                                                                ---------------
                                                                                                     9,048,415
---------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.2%
---------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                           2,730,000                      2,894,952
---------------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                               3,195,000                      3,500,522
                                                                                                ---------------
                                                                                                     6,395,474
---------------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.6%
---------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.6%
Boeing Capital Corp., 5.65% Sr. Unsec. Nts., 5/15/06                    406,000                        424,039
---------------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06             366,000                        393,353
---------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                      2,210,000                      2,543,619
                                                                                                ---------------
                                                                                                     3,361,011
---------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                2,975,000                      2,928,108
---------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Green Star Products, Inc., 10.15% Bonds, 6/24/10 8                      728,767                        746,720
---------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B,
4/1/08                                                                1,330,000                      1,449,700
---------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                                         300,000                        298,875
---------------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                                    920,000                      1,021,236
7.375% Sr. Unsub. Nts., 8/1/10                                        1,185,000                      1,369,488
                                                                                                ---------------
                                                                                                     4,139,299
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.0%
Hutchison Whampoa International Ltd., 7.45% Sr. Bonds,
11/24/33 8                                                            1,675,000                      1,742,095
---------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
5.875% Unsec. Unsub. Nts., 11/1/04                                      312,000                        312,831
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                1,895,000                      1,981,736
6.75% Sr. Unsub. Nts., 2/15/11                                          975,000                      1,098,399
                                                                                                ---------------
                                                                                                     5,135,061
---------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Canadian National Railway Co., 4.25% Nts., 8/1/09                       358,000                        362,892
---------------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                2,012,000                      2,183,125
                                                                                                ---------------
                                                                                                     2,546,017
---------------------------------------------------------------------------------------------------------------
MATERIALS--0.2%
---------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                     873,000                        884,563
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.4%
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.9%
British Telecommunications plc:
7.875% Nts., 12/15/05                                                 2,525,000                      2,675,293
8.125% Nts., 12/15/10                                                   215,000                        259,582
---------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                    989,000                      1,092,845
---------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50%
Unsub. Nts., 6/15/10                                                  2,630,000                      3,155,940
---------------------------------------------------------------------------------------------------------------
France Telecom SA:
8.20% Sr. Unsec. Nts., 3/1/06                                         2,070,000                      2,212,012
9.25% Sr. Unsec. Nts., 3/1/31 2                                       1,150,000                      1,529,199
---------------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
7.125% Sr. Unsec. Nts., 1/30/06                                       1,345,000                      1,418,702
8.75% Nts., 3/15/32                                                   1,220,000                      1,553,066
---------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                    1,750,000                      1,759,518
                                                                                                ---------------
                                                                                                    15,656,157
---------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07           2,395,000                      2,640,159
---------------------------------------------------------------------------------------------------------------
UTILITIES--5.4%
---------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.5%
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                               2,425,000                      2,533,582
8.125% Unsec. Nts., Series B, 7/15/05                                   530,000                        551,767
---------------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05              397,000                        402,678
---------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10             3,390,000                      4,021,513
---------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                           725,000                        762,673
---------------------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts., 8/15/14                                1,380,000                      1,410,165
---------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.50% Sr. Unsub. Nts., Series A, 11/15/06          2,760,000                      2,874,369
---------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1,2          1,180,000                      1,321,600
---------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec.
Nts., 10/1/12                                                         3,750,000                      3,965,430
---------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375% Sr. Unsec. Nts., 10/1/04           1,110,000                      1,110,000
---------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                  1,575,000                      1,689,188
---------------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                    1,690,000                      1,968,850
---------------------------------------------------------------------------------------------------------------
Texas Utilities Co., 6.375% Sr. Unsec. Nts., Series C, 1/1/08         1,169,000                      1,270,843
                                                                                                ---------------
                                                                                                    23,882,658
---------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.9%
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10              3,920,000                      4,638,162
                                                                                                ---------------
Total Corporate Bonds and Notes (Cost $202,208,273)                                                210,670,963


                                                                          Units
---------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Pathmark Stores, Inc. Wts., Exp. 9/19/10 9 (Cost $14,872)                 5,408                          1,352

                                                                      Principal
                                                                         Amount
---------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--5.8%
Deutsche Bank AG, COUNTS Corp. Sec. Credit Linked Nts.,
Series 2003-1, 3.318%, 1/7/05 1,2                                  $ 15,300,000                     15,243,390
---------------------------------------------------------------------------------------------------------------
UBS AG, High Grade Credit Linked Nts., 1.863%, 12/10/04 1            15,300,000                     15,336,720
                                                                                                ---------------
Total Structured Notes (Cost $30,600,000)                                                           30,580,110

---------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.7%
Undivided interest of 7.31% in joint repurchase agreement (Principal
Amount/Value $195,664,000, with a maturity value of $195,673,403) with DB Alex
Brown LLC, 1.73%, dated 9/30/04, to be repurchased at $14,298,687 on 10/1/04, collateralized by U.S. Treasury Bonds, 6.25%--9.25%, 2/15/16--5/15/30, with a value of $182,065,645 and U.S. Treasury Nts., 3.375%, 1/15/07, with a value of
$17,636,762 (Cost $14,298,000)                                       14,298,000                     14,298,000
---------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $783,571,714)                           148.7%                   785,697,100
---------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                     (48.7)                  (257,304,813)
                                                                   ---------------------------------------------
Net Assets                                                                100.0%                $  528,392,287
                                                                   =============================================



Footnotes to Statement of Investments

1. Illiquid security.
2. Represents the current interest rate for a variable or increasing rate security.
3. When-issued security or forward commitment to be delivered and settled after
September 30, 2004.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $13,577,892 or 2.57% of the Fund's net assets as of September 30, 2004.
5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $2,077,150 or 0.39% of the Fund's net assets as of
September 30, 2004.
6. Securities with an aggregate market value of $2,517,010 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. As of September 30, 2004, the Fund had outstanding future contracts as follows:
                                                                                      UNREALIZED
                             EXPIRATION   NUMBER OF          VALUATION AS OF        APPRECIATION
 CONTRACT DESCRIPTION             DATES   CONTRACTS       SEPTEMBER 30, 2004      (DEPRECIATION)
-------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 U.S. Long Bonds               12/20/04         661             $ 74,176,594         $ 1,226,601
 U.S. Treasury Nts., 10 yr.    12/20/04           9                1,013,625              (8,719)
                                                                                     -----------
                                                                                       1,217,882
                                                                                     -----------
 CONTRACTS TO SELL
 U.S. Treasury Nts., 2 yr.     12/30/04         728              153,778,625             339,458
 U.S. Treasury Nts., 5 yr.     12/20/04         331               36,658,250             (22,948)
                                                                                     -----------
                                                                                         316,510
                                                                                     -----------
                                                                                     $ 1,534,392
                                                                                     ===========

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $23,413,169 or 4.43% of the Fund's net assets as of September 30, 2004.

9. Non-income producing security.

As of September 30, 2004, the Fund had entered into the following total return swap agreements:

                                                     PAID BY               RECEIVED BY
                            NOTIONAL             THE FUND AT               THE FUND AT           TERMINATION    UNREALIZED
 SWAP COUNTERPARTY            AMOUNT      SEPTEMBER 30, 2004        SEPTEMBER 30, 2004                  DATE  APPRECIATION
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG         $7,500,000      One-Month LIBOR less      Value of total return of          1/1/05     $  20,634
                                          50 basis points           Lehman Brothers CMBS Index

 Index abbreviations are as follows:

 CMBS               Commercial Mortgage Backed Securities Markets
 LIBOR              London-Interbank Offered Rate



SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $784,817,751
                                             =============

Gross unrealized appreciation                $ 11,720,732
Gross unrealized depreciation                  (9,286,357)
                                             -------------
Net unrealized appreciation                  $  2,434,375
                                             =============


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)